INVESTMENTS	12 Months Ended
Dec. 31, 2021
Disclosure Investments Abstract
INVESTMENTS

11. INVESTMENTS

Balance at December 31, 2020	$-
Investments	623,706
Change in fair value	(332,640)
Balance at December 31, 2021	$291,066

Fair value of investments is comprised of:

Public company shares	$142,857
Public company warrants	21,429
Private company shares	126,780
Balance at December 31, 2021	$291,066

On March 10, 2021, the Company purchased 1,428,571 units of a publicly listed company for $500,000. Each unit is comprised of one common share and one warrant. The warrants have an exercise price of $0.50 each and convert to one common share, and expire on March 17, 2023.

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31, 2021	March 10, 2021
Risk free interest rate	0.91%	0.28%
Expected volatility	124.09%	150.88%
Expected life	2 years	2 years
Expected dividend yield	0%	0%

Volatility is calculated using the historical volatility method

On October 27, 2021, the Company purchased 50,000 common shares of a private company for USD$100,000. These assets have been recorded at the price of the company’s most recent private placement, and converted to Canadian dollars at the reporting date.